DUE FROM PELICAN	4 Months Ended
Dec. 31, 2025
Pelican Holdco Inc [Member]
DUE FROM PELICAN

NOTE 6 — DUE FROM PELICAN

The Company paid certain Pelican’s transaction costs related to the business combination. As of December 31, 2025, $59,740 were outstanding, respectively; the amount is unsecured, interest-free and due on demand (see Note 7).